Towle Deep Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.8%
	BASIC MATERIALS — 6.8%
172,290	AdvanSix, Inc.*	$3,444,077
128,470	Huntsman Corp.	3,229,736
		6,673,813
	CONSUMER, CYCLICAL — 46.7%
134,270	Adient PLC*	4,668,568
26,420	Alaska Air Group, Inc.	1,373,840
184,320	Beazer Homes USA, Inc.*	2,792,448
211,390	Dana, Inc.	4,126,333
371,650	Designer Brands, Inc. - Class A	2,843,123
67,240	Foot Locker, Inc.	2,719,186
245,120	Goodyear Tire & Rubber Co.	2,674,259
26,640	Group 1 Automotive, Inc.	3,493,570
122,240	Hooker Furniture Corp.	3,942,240
51,560	M/I Homes, Inc.*	2,283,592
120,520	Meritor, Inc.*	3,363,713
38,020	PVH Corp.	3,569,698
148,020	Taylor Morrison Home Corp.*	3,796,713
144,580	Wabash National Corp.	2,491,113
10,523	Whirlpool Corp.	1,899,296
		46,037,692
	ENERGY — 2.9%
112,350	HollyFrontier Corp.	2,904,247
	FINANCIAL — 5.2%
142,430	Ally Financial, Inc.	5,079,054
	INDUSTRIAL — 28.9%
14,175	AAR Corp.	513,418
54,140	Atlas Air Worldwide Holdings, Inc.*	2,952,796
367,570	Celestica, Inc.*,1	2,966,290
263,594	Fluor Corp.	4,209,596
75,620	Greenbrier Cos., Inc.	2,751,056
204,520	Manitowoc Co., Inc.*	2,722,161
258,872	Ryerson Holding Corp.*	3,531,014
115,362	Sterling Construction Co., Inc.*	2,146,887
91,732	Trinseo S.A.	4,697,596
281,850	U.S. Xpress Enterprises, Inc. - Class A*	1,927,854
		28,418,668
	TECHNOLOGY — 7.3%
35,880	Dell Technologies, Inc. - Class C*	2,629,645

Towle Deep Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
178,524	DXC Technology Co.	$4,596,993
		7,226,638
	Total Common Stocks
	(Cost $64,673,258)	96,340,112

Principal Amount
	SHORT-TERM INVESTMENTS — 2.4%
$2,350,793	UMB Money Market Fiduciary, 0.01%[2]	2,350,793
	Total Short-Term Investments
	(Cost $2,350,793)	2,350,793
	TOTAL INVESTMENTS — 100.2%
	(Cost $67,024,051)	98,690,905
	Liabilities in Excess of Other Assets — (0.2)%	(189,737)
	TOTAL NET ASSETS — 100.0%	$98,501,168

PLC – Public Limited Company
*Non-income producing security.
[1]Foreign security denominated in U.S. Dollars.
[2]The rate is the annualized seven-day yield at period end.